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                     Merrill Lynch Asset Growth Fund, Inc.

                                                             December 27, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

RE:  Merrill Lynch Asset Growth Fund, Inc.
     Post-Effective Amendment No. 5 to the Registration
     Statement on Form N-1A Securities Act File
     No. 33-54005: Investment Company Act File No. 811-7183
     ------------------------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Asset Growth Fund, Inc. (the "Fund") hereby certifies that:

        (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(j) under the 1933 Act would not have differed from that contained in Post-Effective Amendment on Form No. 5 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 26, 1996.


                                       Very truly yours,

                                       Merrill Lynch Asset Growth Fund, Inc.

                                                  /s/ Arthur Zeikel
                                       By:------------------------------------
                                          Authorized Officer